FINANCIAL RISK MANAGEMENT - Currency Risk Positions (Details) - Currency risk $ in Thousands	Dec. 31, 2022 CAD ($) $ / $	Dec. 31, 2021 CAD ($) $ / $
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount | $	$ 9,000	$ 24,957
Portion of forecast exposure hedged	11.90%	33.90%
Floor price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Price (CAD per 1 USD)	1.35	1.32
Cap price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Price (CAD per 1 USD)	1.42	1.38